Acquisition of Subsidiaries: Schedule of Business Acquisition, Xenergy and HVAC (Details) (Xnergy and HVAC, USD $)	Sep. 07, 2011
Xnergy and HVAC
Common stock issued for acquisition	4,500,000
Total Purchase Price	$ 7,740,000
Total Assets Acquired	14,158,999
Total Liabilities Assumed	$ 6,418,999